Investments and Equity Method Investments - Schedule of (Losses) Gains on Investments and Equity Method Investments (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Net Investment Income [Line Items]
(Loss) gain on investments	$ (12,368)	$ (90)	$ 3,009	$ (4,978)	$ (1,070)	$ (7,797)
Income (loss) on equity method investments	(39,651)	(237)	(72,621)	(2,151)	(3,059)	(46,936)
Synlogic, Inc. Common Stock [Member]
Net Investment Income [Line Items]
(Loss) gain on investments	(5,327)	(64)	5,642	(3,551)
Synlogic, Inc. Warrant [Member]
Net Investment Income [Line Items]
(Loss) gain on investments	(2,140)	(26)	2,268	(1,427)	(1,070)	(7,797)
Glycosyn, LLC [Member]
Net Investment Income [Line Items]
Income (loss) on equity method investments					0	(1,323)
Cronos Group Inc. [Member]
Net Investment Income [Line Items]
(Loss) gain on investments	(4,901)	0	(4,901)	0
Joyn Bio, LLC [Member]
Net Investment Income [Line Items]
Income (loss) on equity method investments	(4,192)	(237)	(12,567)	(2,151)	(396)	(1,730)
Synlogic, Inc. [Member]
Net Investment Income [Line Items]
Income (loss) on equity method investments					(2,663)	(19,403)
Allonnia, LLC [Member]
Net Investment Income [Line Items]
Income (loss) on equity method investments	0	0	(12,698)	0	$ 0	$ (24,480)
Arcaea LLC [Member]
Net Investment Income [Line Items]
Income (loss) on equity method investments	$ (35,459)	$ 0	$ (47,356)	$ 0